Subsequent Events (Details) $ / shares in Units, $ in Thousands, $ in Thousands				12 Months Ended
	Sep. 20, 2024 USD ($)	Aug. 09, 2024 shares $ / shares	Jul. 23, 2024 CAD ($) $ / shares shares	Jun. 30, 2024 CAD ($)	Jun. 30, 2024 USD ($)
Subsequent Events
Expiry period (in years)				10 years	10 years
ATM offering
Subsequent Events
Proceeds from issuing shares				$ 2,891	$ 13,677
Government grants | SWA Lithium
Subsequent Events
Proportion of ownership interest in joint venture	55.00%
Government Grant Eligible Amount | $	$ 225,000
Agreement with an arms-length third-party advisor
Subsequent Events
Advisory fees | $			$ 800,000
Settlement of advisory fees | shares			666,667
Deemed price advisory share | $ / shares			$ 1.20
Grants under share based payment arrangement | Restricted Stock Units (RSUs)
Subsequent Events
Number of DSU granted		1,357,289
Vesting period		12 months
Grants under share based payment arrangement | DSUs
Subsequent Events
Number of DSU granted		441,935
Vesting period		36 months
Grants under share based payment arrangement | Share based payment arrangement, Option
Subsequent Events
Stock options granted (in shares) | shares		1,063,394
Exercise price of share options | $ / shares		$ 1.55
Vesting period		36 months
Expiry period (in years)		60 months